SCHEDULE OF KEY INPUTS INTO MODELS FOR PUBLIC WARRANTS (Details) - Public Warrants [Member]	Jun. 30, 2025
Measurement Input, Exercise Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	11.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	3.79
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	0.00
Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (years)	4 years 11 months 4 days
Measurement Input, Price Volatility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant measurement input	1.76